ORGANIZATION AND BASIS OF PRESENTATION (Detail Textuals) (CAD)	6 Months Ended	12 Months Ended																		222 Months Ended
	Dec. 31, 1995	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 1996	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss)	(38,624)	28,169	(51,039)	(189,503)	263,194	(1,092,043)	(414,840)	(598,783)	(2,973,161)	(10,068,841)	(956,466)	(319,515)	(59,428)	(58,749)	(66,855)	(70,046)	(60,148)	(74,529)	(210,592)	(17,011,779)
Working capital deficiency		(169,900)